Provision for warranty (Tables)	12 Months Ended
Dec. 31, 2014
Standard Product Warranty Disclosure [Abstract]
Schedule of Changes in the Amount of Provision for Warranty
The changes in the amount of provision for warranty are as follows:

	2013	2014
Balance at beginning of year	43,921	7,966
Charged to cost of sales	8,491	11,779
Deconsolidation ASMPT	(34,290)	—
Deductions	(9,850)	(10,549)
Foreign currency translation effect	(306)	714
Balance at end of year	7,966	9,910